Deferred Revenue (Details) - Schedule of deferred revenue - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred revenue [Abstract]
Advance from member services	$ 231,182	$ 579,935
Advance from enterprise services	19,127	3,585
Total	$ 250,309	$ 583,520